Summary Of Significant Accounting Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Summary Of Accounting Policies [Line Items]
Investments in publicly traded companies carried at fair value if ownership is less than percent threshold	20.00%
Investments in nonpublicly traded companies carried at cost if ownership is less than percent threshold	20.00%
Finished products	$ 680	$ 741
Raw materials and work in process	1,167	1,316
Total inventories	1,847	2,057
Land	251	275
Buildings	2,254	2,355
Machinery and equipment	6,011	6,353
Construction in progress	415	428
Property, plant and equipment, at cost	8,931	9,411
Less: Accumulated depreciation	5,346	5,609
Property, plant and equipment, net	$ 3,585	$ 3,802
Percentage of revenue from multiple deliverable arrangements	10.00%
Collateral balance posted	$ 0
Collateral held from counterparties	0
Collateral balance could have been required to post	68
Undistributed earnings of non-U.S. subsidiaries	$ 6,400
Maximum [Member]
Summary Of Accounting Policies [Line Items]
Investments accounted for by the equity method if ownership percentage is less than/greater than percent threshold	50.00%
Warranty period (in years)	2 years
Percentage of product warranty expenses of sales	1.00%
General duration of hedge positions is equal to or less than (in years)	2 years
Minimum [Member]
Summary Of Accounting Policies [Line Items]
Investments accounted for by the equity method if ownership percentage is less than/greater than percent threshold	20.00%
Warranty period (in years)	1 year
Building [Member] | Maximum [Member]
Summary Of Accounting Policies [Line Items]
Property, plant and equipment, useful life	40 years
Building [Member] | Minimum [Member]
Summary Of Accounting Policies [Line Items]
Property, plant and equipment, useful life	30 years
Machinery and Equipment [Member] | Maximum [Member]
Summary Of Accounting Policies [Line Items]
Property, plant and equipment, useful life	12 years
Machinery and Equipment [Member] | Minimum [Member]
Summary Of Accounting Policies [Line Items]
Property, plant and equipment, useful life	8 years